Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Emerging Markets Portfolio
September 30, 2024
VIPEM-NPRT3-1124
1.864820.116
Common Stocks - 99.4%
	Shares	Value ($)
AUSTRALIA - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Paladin Energy Ltd	1,537,416	12,276,409
BRAZIL - 4.1%
Energy - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Petroleo Brasileiro SA ADR	1,198,347	17,268,180
Financials - 1.3%
Banks - 1.3%
Itau Unibanco Holding SA	2,327,050	15,424,817
Materials - 1.3%
Metals & Mining - 1.3%
Gerdau SA ADR	4,409,160	15,432,060
TOTAL BRAZIL		48,125,057
CANADA - 1.8%
Materials - 1.8%
Metals & Mining - 1.8%
Barrick Gold Corp (United States)	1,048,200	20,848,698
CHILE - 1.5%
Materials - 1.5%
Metals & Mining - 1.5%
Antofagasta PLC	677,100	18,222,659
CHINA - 35.7%
Communication Services - 9.3%
Interactive Media & Services - 9.3%
Tencent Holdings Ltd	1,967,405	109,397,341
Consumer Discretionary - 12.0%
Broadline Retail - 2.6%
PDD Holdings Inc Class A ADR (a)	225,200	30,359,212
Diversified Consumer Services - 1.6%
New Oriental Education & Technology Group Inc	2,523,100	19,255,441
Hotels, Restaurants & Leisure - 4.7%
Meituan B Shares (a)(b)(c)	2,120,960	45,039,412
Shangri-La Asia Ltd	13,290,000	9,642,017
		54,681,429
Household Durables - 3.1%
Haier Smart Home Co Ltd A Shares (China)	7,864,097	36,023,469
Consumer Staples - 2.2%
Beverages - 2.2%
Kweichow Moutai Co Ltd A Shares (China)	56,500	14,071,668
Tsingtao Brewery Co Ltd H Shares	1,578,900	12,348,723
		26,420,391
Financials - 5.4%
Banks - 1.5%
China Construction Bank Corp H Shares	23,102,000	17,473,936
Insurance - 3.9%
China Life Insurance Co Ltd H Shares	22,633,863	45,478,231
TOTAL FINANCIALS		62,952,167

Health Care - 3.9%
Life Sciences Tools & Services - 1.5%
Wuxi Apptec CO Ltd H Shares (b)(c)	2,514,700	17,662,113
Pharmaceuticals - 2.4%
Hansoh Pharmaceutical Group Co Ltd (b)(c)	10,358,000	27,914,110
TOTAL HEALTH CARE		45,576,223

Industrials - 2.5%
Machinery - 2.5%
Shenzhen Inovance Technology Co Ltd A Shares (China)	3,297,000	29,336,418
Materials - 0.4%
Chemicals - 0.4%
Shandong Sinocera Functional Material Co Ltd A Shares (China)	1,765,089	5,054,967
TOTAL CHINA		419,057,058
GREECE - 2.6%
Financials - 2.6%
Banks - 2.6%
National Bank of Greece SA	3,571,300	30,515,114
HONG KONG - 0.9%
Industrials - 0.9%
Marine Transportation - 0.9%
Pacific Basin Shipping Ltd	34,516,000	10,966,834
HUNGARY - 2.0%
Health Care - 2.0%
Pharmaceuticals - 2.0%
Richter Gedeon Nyrt	772,041	23,772,406
INDIA - 10.3%
Financials - 5.0%
Banks - 5.0%
Axis Bank Ltd	1,244,500	18,303,022
HDFC Bank Ltd	1,003,015	20,661,040
ICICI Bank Ltd	1,254,900	19,048,067
		58,012,129
Industrials - 1.7%
Construction & Engineering - 1.0%
Larsen & Toubro Ltd	270,808	11,880,385
Electrical Equipment - 0.7%
Bharat Heavy Electricals Ltd	2,397,900	8,005,163
TOTAL INDUSTRIALS		19,885,548

Information Technology - 1.8%
IT Services - 1.8%
Tata Consultancy Services Ltd	426,400	21,723,969
Materials - 1.8%
Chemicals - 0.8%
Solar Industries India Ltd	73,139	10,065,129
Construction Materials - 1.0%
JK Cement Ltd	210,300	11,655,012
TOTAL MATERIALS		21,720,141

TOTAL INDIA		121,341,787
KOREA (SOUTH) - 12.9%
Consumer Discretionary - 1.9%
Automobile Components - 1.1%
Hyundai Mobis Co Ltd	73,300	12,087,181
Automobiles - 0.8%
Hyundai Motor Co	53,900	9,971,038
TOTAL CONSUMER DISCRETIONARY		22,058,219

Health Care - 1.4%
Life Sciences Tools & Services - 1.4%
Samsung Biologics Co Ltd (a)(b)(c)	22,840	16,918,133
Industrials - 3.5%
Aerospace & Defense - 2.5%
Korea Aerospace Industries Ltd	745,900	29,463,214
Machinery - 1.0%
HD HYUNDAI MIPO (a)	152,335	11,514,807
TOTAL INDUSTRIALS		40,978,021

Information Technology - 6.1%
Technology Hardware, Storage & Peripherals - 6.1%
Samsung Electronics Co Ltd	1,537,920	71,708,502
TOTAL KOREA (SOUTH)		151,662,875
MEXICO - 3.4%
Consumer Staples - 2.7%
Consumer Staples Distribution & Retail - 2.7%
Wal-Mart de Mexico SAB de CV Series V	10,331,500	31,046,971
Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	1,195,168	8,467,544
TOTAL MEXICO		39,514,515
NETHERLANDS - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Nebius Group NV Class A (a)(d)	446,500	3,750,599
PERU - 2.3%
Financials - 2.3%
Banks - 2.3%
Credicorp Ltd	147,700	26,729,269
POLAND - 2.0%
Financials - 2.0%
Banks - 2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1,614,800	23,485,712
RUSSIA - 0.6%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
LUKOIL PJSC ADR (a)(d)	437,463	7,349,378
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC ADR (a)(d)	1,813,510	32,280
TOTAL RUSSIA		7,381,658
SOUTH AFRICA - 5.2%
Communication Services - 1.4%
Wireless Telecommunication Services - 1.4%
MTN Group Ltd	3,227,119	17,152,154
Financials - 2.0%
Financial Services - 2.0%
FirstRand Ltd (e)	4,812,800	23,137,096
Materials - 1.8%
Metals & Mining - 1.8%
Impala Platinum Holdings Ltd	3,687,516	20,651,370
TOTAL SOUTH AFRICA		60,940,620
TAIWAN - 11.8%
Consumer Discretionary - 1.5%
Textiles, Apparel & Luxury Goods - 1.5%
Eclat Textile Co Ltd	1,044,000	17,913,295
Industrials - 1.3%
Machinery - 1.3%
Hiwin Technologies Corp	2,217,967	14,943,328
Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 1.6%
Yageo Corp	970,051	19,026,596
Semiconductors & Semiconductor Equipment - 7.4%
Taiwan Semiconductor Manufacturing Co Ltd	2,881,175	86,560,738
TOTAL INFORMATION TECHNOLOGY		105,587,334

TOTAL TAIWAN		138,443,957
UNITED ARAB EMIRATES - 1.0%
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Adnoc Gas PLC	13,986,800	12,109,289
TOTAL COMMON STOCKS (Cost $935,605,458)		1,169,144,516

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (f) (Cost $4,424,479)	4.89	4,423,594	4,424,479

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $940,029,937)	1,173,568,995
NET OTHER ASSETS (LIABILITIES) - 0.2%	2,412,090
NET ASSETS - 100.0%	1,175,981,085

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,533,768 or 9.2% of net assets.

(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $107,533,768 or 9.2% of net assets.

(d)	Level 3 security
(e)	Security or a portion of the security is on loan at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	2,235,287	321,707,229	319,518,172	817,613	135	-	4,424,479	0.0%
Fidelity Securities Lending Cash Central Fund	-	23,585,175	23,585,175	21,294	-	-	-	0.0%
Total	2,235,287	345,292,404	343,103,347	838,907	135	-	4,424,479

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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